Schedule II - Statement of Income (Loss) & Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Net realized gains (losses)	$ 6,091	$ 1,752	$ (3,741)
Total revenues	24,697	23,257	15,062
Expenses:
Interest expense	534	389	490
Net (gain) loss on sale of divested businesses	(1)	3,081	0
Income before income tax (benefit)	10,491	11,254	851
Income tax expense (benefit)	2,012	2,082	(15)
Net income (loss)	8,479	9,172	866
Other comprehensive income (loss)	(25,106)	(4,091)	5,330
Net income (loss) attributable to Corebridge	8,159	8,243	642
Parent Company
Revenues:
Equity in undistributed net income (loss) of consolidated subsidiaries	6,897	4,392	113
Dividend income from consolidated subsidiaries	1,781	1,893	422
Interest income	79	365	235
Net realized gains (losses)	4	62	(3)
Total revenues	8,761	6,712	767
Expenses:
Interest expense	266	18	2
Net (gain) loss on sale of divested businesses	0	(2,438)	0
Other expenses	507	191	130
Total expenses	773	(2,229)	132
Income before income tax (benefit)	7,988	8,941	635
Income tax expense (benefit)	(171)	698	(7)
Net income (loss)	8,159	8,243	642
Other comprehensive income (loss)	(25,096)	(4,091)	5,324
Net income (loss) attributable to Corebridge	$ (16,937)	$ 4,152	$ 5,966